Acquisitions and Disposals - Additional Information (Detail) € in Millions, shares in Millions			12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020	Dec. 31, 2020 EUR (€) shares Divisions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of Acquisitions and Disposals [Line Items]
Value of consideration transferred			€ 6,337	€ 1,167	€ 1,194
Revenue of acquiree			476
Operating profit of acquiree			124
Revenue of group if acquisition completed			51,116
Operating profit of group if acquisition completed			€ 8,371
Description of goodwill			Goodwill represents the future value which the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses.
Total consideration for the disposals			€ 35	169	7,590
Net fair value value of assets acquired			3,857	771	€ 815
Hindustan Unilever Limited [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Share issue related cost			5
Main Horlicks Acquisition [member]
Disclosure of Acquisitions and Disposals [Line Items]
Value of consideration transferred			5,294			€ 5,294
Revenue of acquiree			415
Operating profit of acquiree			119
Value of cash transferred						449
Value of equity transferred			€ 4,845			€ 4,845
Exchange rate | Divisions			(83.05)
Revenue of group if acquisition completed			€ 50,867
Operating profit of group if acquisition completed			8,342
Contingent assets recognized as of acquisition date			73
Business combination acquistion related costs recognized			€ 42	€ 12
Number of instruments or interests issued or issuable | shares			184.6
Percentage interest in subsidiary	61.90%	67.20%
Net fair value value of assets acquired			€ 3,204
Goodwill acquired increase decrease due to foreign exchange differences			159
Gross contractual amounts receivable for acquired receivables			77
Main Horlicks Acquisition [member] | Glaxosmithkline [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Contingent liabilities assumed in a business combination			123
Main Horlicks Acquisition [member] | Ongoing Litigation [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Goodwill expected to be deductible for tax purposes			€ 1,300